Bank loan	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Bank loan

7. Bank loan

On January 24, 2022, the Company secured a $10,000 revolving credit facility (the "Credit Facility") with the Bank of Montreal, that includes an accordion feature providing for an additional $15,000 of availability (the "Accordion"), subject to certain conditions. The Credit Facility, secured by the Company's assets, is for general corporate use, acquisitions, and investments subject to certain limitations. Interest rates for amounts drawn are based on the U.S. dollar Base Rate plus 3.00% per annum or Adjusted Term SOFR plus 4.00% per annum. Undrawn amounts incur a standby fee of 0.90% per annum.

On February 8, 2022, and February 24, 2022, the Company drew down $3,000 and $7,000, respectively. On September 14, 2022, the Company extended the maturity date of the Credit Facility with Bank of Montreal from March 31, 2023 to March 31, 2025. On February 10, 2023, the Company expanded the Credit Facility to $20,000 with an additional $15,000 accordion option. On February 17, 2023, the Company drew down $10,287 from the expanded Credit Facility to settle the earlier drawdown and transaction costs. On August 30, 2023, the Credit Facility was increased to $25,000 with a $10,000 accordion option. On August 24, 2023, the Company drew $7,500 to acquire the Cozamin royalty and settled it on December 15, 2023. On March 1, 2024, the Company extended the maturity date of the Credit Facility to March 31, 2027. On June 4, 2024, the Company expanded the Credit Facility to $30,000 with an accordion feature providing for an additional $5,000 of availability, subject to certain additional conditions and drew $15,000 to acquire the Vareš Copper Stream. The outstanding principal balance as of December 31, 2024, was $25,287. The following outlines the movement of the bank loan from December 31, 2022, to December 31, 2024:

($)
Balance at December 31, 2022	9,448
Additional draw-down	17,787
Repayment	(17,500)
Less: transaction costs and fees	(418)
Modification adjustment	249
Interest expense	1,584
Interest paid	(1,119)
Balance at December 31, 2023	10,031
Additional draw-down	15,000
Less: transaction costs and fees	(376)
Modification adjustment	(310)
Interest expense	2,053
Interest paid	(1,478)
Balance at December 31, 2024	24,920